UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peconic Partners LLC
Address: 506 Montauk Highway
         PO Box 3002
         East Quogue, NY  11942

13F File Number:  028-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wook Lee
Title:     Chief Operating Officer
Phone:     (212) 904-0445

Signature, Place, and Date of Signing:

 /s/ Wook Lee     New York, NY     November 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $335,639 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADA ES INC                     COM              005208103     1178    49911 SH       Sole                    49911        0        0
AEGION CORP                    COM              00770f104    23808  1242621 SH       Sole                  1242621        0        0
APPLE INC                      COM              037833100      500      750 SH       Sole                      750        0        0
CALPINE CORP                   COM NEW          131347304     2306   133299 SH       Sole                   133299        0        0
CAPSTONE TURBINE CORP          COM              14067d102       51    51800 SH       Sole                    51800        0        0
CELGENE CORP                   COM              151020104    15274   199925 SH       Sole                   199925        0        0
CINEMARK HOLDINGS INC          COM              17243v102    20378   908535 SH       Sole                   908535        0        0
CLEARWIRE CORP NEW             CL A             18538q105      771   575634 SH       Sole                   575634        0        0
DELCATH SYS INC                COM              24661p104      472   291872 SH       Sole                   291872        0        0
DOLLAR GEN CORP NEW            COM              256677105    16741   324810 SH       Sole                   324810        0        0
DRAGONWAVE INC                 COM              26144M103      351   157000 SH       Sole                   157000        0        0
DYCOM INDS INC                 COM              267475101    24250  1686405 SH       Sole                  1686405        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107     2680    50000 SH       Sole                    50000        0        0
EQUINIX INC                    COM NEW          29444u502      684     3323 SH       Sole                     3323        0        0
EQUINIX INC                    NOTE 3.000%10/1  29444UAG1      983   500000 PRN      Sole                   500000        0        0
FLOTEK INDS INC DEL            COM              343389102    16632  1312709 SH       Sole                  1312709        0        0
FLOTEK INDS INC DEL            NOTE 5.250% 2/1  343389aa0     1296  1250000 PRN      Sole                  1250000        0        0
FOSTER L B CO                  COM              350060109      323    10000 SH       Sole                    10000        0        0
GENERAL MTRS CO                COM              37045v100     7408   325664 SH       Sole                   325664        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045v118     7573   549581 SH       Sole                   549581        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045v126     3383   409581 SH       Sole                   409581        0        0
GLU MOBILE INC                 COM              379890106       60    13000 SH       Sole                    13000        0        0
HAIN CELESTIAL GROUP INC       COM              405217100     6298    99980 SH       Sole                    99980        0        0
KEY ENERGY SVCS INC            COM              492914106     7242  1034675 SH       Sole                  1034675        0        0
KODIAK OIL & GAS CORP          COM              50015q100     1216   130000 SH       Sole                   130000        0        0
LIVEPERSON INC                 COM              538146101      181    10000 SH       Sole                    10000        0        0
MASTEC INC                     COM              576323109    37486  1902875 SH       Sole                  1902875        0        0
MONSANTO CO NEW                COM              61166W101    18197   199925 SH       Sole                   199925        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103      715    20000 SH       Sole                    20000        0        0
NUANCE COMMUNICATIONS INC      COM              67020Y100    19882   798803 SH       Sole                   798803        0        0
NXP SEMICONDUCTORS N V         COM              N6596X109     1575    63000 SH       Sole                    63000        0        0
OPENTABLE INC                  COM              68372a104      208     5000 SH       Sole                     5000        0        0
QUANTA SVCS INC                COM              74762E102    44607  1805962 SH       Sole                  1805962        0        0
REGAL ENTMT GROUP              CL A             758766109    40116  2851233 SH       Sole                  2851233        0        0
SBA COMMUNICATIONS CORP        COM              78388j106    10383   165085 SH       Sole                   165085        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309      431    15500 SH       Sole                    15500        0        0